Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Sensitivity analysis for types of market risk

	Change in currency rate	€ strengthens against US$	€ weakens against US$
Effect on profit before tax and pre-tax equity	%	€ million	€ million
Year ended 31 December 2022	10	197	(197)
Year ended 31 December 2021	10	176	(176)
Year ended 31 December 2020	10	33	(36)

Disclosure of maturity analysis for non-derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows:

	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Financial liabilities	€ million	€ million	€ million	€ million	€ million
31 December 2022
Trade and other payables	4,714	4,714	—	—	—
Amounts payable to related parties	485	485	—	—	—
Borrowings	12,314	1,336	2,597	2,179	6,202
Derivatives	263	76	17	51	119
Lease liabilities	752	149	217	129	257
Total financial liabilities	18,528	6,760	2,831	2,359	6,578
31 December 2021
Trade and other payables	3,933	3,933	—	—	—
Amounts payable to related parties	210	210	—	—	—
Borrowings	13,599	1,369	2,551	2,274	7,405
Derivatives	66	19	4	15	28
Lease liabilities	714	145	208	111	250
Total financial liabilities	18,522	5,676	2,763	2,400	7,683

Disclosure of maturity analysis for derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows:

	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Financial liabilities	€ million	€ million	€ million	€ million	€ million
31 December 2022
Trade and other payables	4,714	4,714	—	—	—
Amounts payable to related parties	485	485	—	—	—
Borrowings	12,314	1,336	2,597	2,179	6,202
Derivatives	263	76	17	51	119
Lease liabilities	752	149	217	129	257
Total financial liabilities	18,528	6,760	2,831	2,359	6,578
31 December 2021
Trade and other payables	3,933	3,933	—	—	—
Amounts payable to related parties	210	210	—	—	—
Borrowings	13,599	1,369	2,551	2,274	7,405
Derivatives	66	19	4	15	28
Lease liabilities	714	145	208	111	250
Total financial liabilities	18,522	5,676	2,763	2,400	7,683